Share-based Payments - Schedule of Terms and Conditions of Grants Under Option Plans (Detail) - 2011 and 2013 Option Plans [member] Options in Thousands	Dec. 31, 2017 USD ($) Options	Dec. 31, 2016 Options	Dec. 31, 2015 Options	Dec. 31, 2014 Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	330	865	1,264	1,641
Exercisable	228	689	1,030
Executive Director [member] | Grant date 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	88
Exercisable	88
Senior employees [member] | Grant date 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $	$ 20.50
Outstanding	1
Exercisable	1
Senior employees [member] | Grant date 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	4
Exercisable	4
Senior employees [member] | Grant date 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $	$ 17.50
Outstanding	82
Exercisable	77
Senior employees [member] | Grant date 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	59
Exercisable	32
Senior employees [member] | Grant date 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	74
Exercisable	26
Senior employees [member] | Grant date 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	22
Bottom of range [member] | Executive Director [member] | Grant date 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $	$ 13.00
Bottom of range [member] | Senior employees [member] | Grant date 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $	10.00
Bottom of range [member] | Senior employees [member] | Grant date 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $	24.60
Bottom of range [member] | Senior employees [member] | Grant date 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $	27.14
Bottom of range [member] | Senior employees [member] | Grant date 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $	35.60
Top of range [member] | Executive Director [member] | Grant date 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $	14.65
Top of range [member] | Senior employees [member] | Grant date 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $	15.00
Top of range [member] | Senior employees [member] | Grant date 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $	17.05
Top of range [member] | Senior employees [member] | Grant date 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $	27.26
Top of range [member] | Senior employees [member] | Grant date 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $	34.00
Top of range [member] | Senior employees [member] | Grant date 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $	$ 45.84